LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited)	January 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
Eutelsat Communications SA	1,266	$15,141
SES SA, FDR	2,639	22,571

TOTAL COMMUNICATION SERVICES		37,712

ENERGY - 11.7%
Oil, Gas & Consumable Fuels - 11.7%
Enbridge Inc.	12,764	429,247
Kinder Morgan Inc.	5,516	77,665
Koninklijke Vopak NV	1,759	89,092
ONEOK Inc.	976	38,874
Pembina Pipeline Corp.	1,732	45,637
TC Energy Corp.	5,927	254,303
Williams Cos. Inc.	3,815	80,992

TOTAL ENERGY		1,015,810

INDUSTRIALS - 39.5%
Road & Rail - 31.3%
Aurizon Holdings Ltd.	37,187	105,567
Canadian National Railway Co.	4,056	411,236
Central Japan Railway Co.	1,693	239,328
CSX Corp.	4,823	413,596
East Japan Railway Co.	5,401	355,441
Kansas City Southern	588	119,170
Keikyu Corp.	2,221	35,555
Keisei Electric Railway Co. Ltd.	1,480	50,113
Norfolk Southern Corp.	1,602	379,065
Tobu Railway Co. Ltd.	2,989	84,136
Union Pacific Corp.	2,140	422,586
West Japan Railway Co.	2,199	116,781

Total Road & Rail		2,732,574

Transportation Infrastructure - 8.2%
Aena SME SA	1,011	156,358	*(a)
Aeroports de Paris	194	22,391	*
Atlantia SpA	3,183	50,677	*
Atlas Arteria Ltd.	13,191	64,065
CCR SA	6,855	15,205
China Merchants Port Holdings Co. Ltd.	25,204	35,171
COSCO SHIPPING Ports Ltd.	23,278	16,542
Enav SpA	6,934	29,468	(a)
Flughafen Zurich AG	246	40,677	*

See Notes to Schedule of Investments.

Legg Mason Global Infrastructure ETF 2021 Quarterly Report	1

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Transportation Infrastructure - (continued)
Fraport AG Frankfurt Airport Services Worldwide	253	$13,764	*
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	2,340	23,849	*
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	2,437	38,883	*
International Container Terminal Services Inc.	10,527	25,947
Jiangsu Expressway Co. Ltd., Class H Shares	30,270	35,135
Promotora y Operadora de Infraestructura SAB de CV	4,117	31,467
Shenzhen International Holdings Ltd.	14,016	23,101
Taiwan High Speed Rail Corp.	56,946	58,771
Yuexiu Transport Infrastructure Ltd.	25,676	17,285
Zhejiang Expressway Co. Ltd., Class H Shares	17,759	14,360

Total Transportation Infrastructure		713,116

TOTAL INDUSTRIALS		3,445,690

UTILITIES - 47.4%
Electric Utilities - 31.6%
American Electric Power Co. Inc.	1,506	121,851
AusNet Services	13,524	17,951
CEZ AS	940	22,674
Chubu Electric Power Co. Inc.	3,559	43,563
CK Infrastructure Holdings Ltd.	4,463	23,800
CLP Holdings Ltd.	13,426	125,882
Contact Energy Ltd.	4,689	27,609
Duke Energy Corp.	1,860	174,840
Edison International	638	37,106
EDP - Energias de Portugal SA	19,052	119,713
Emera Inc.	840	35,160
Endesa SA	2,094	53,679
Enel Americas SA	97,528	14,718
Enel SpA	39,532	393,393
Entergy Corp.	505	48,142
Evergy Inc.	381	20,471
Exelon Corp.	1,641	68,200
FirstEnergy Corp.	903	27,776
Fortis Inc.	1,559	63,119
HK Electric Investments & HK Electric Investments Ltd.	16,627	16,426
Hydro One Ltd.	956	22,174	(a)
Iberdrola SA	31,122	422,906
Iberdrola SA	444	6,033	*
Kansai Electric Power Co. Inc.	2,521	24,682
Korea Electric Power Corp.	1,150	23,491	*
Kyushu Electric Power Co. Inc.	2,168	20,066

See Notes to Schedule of Investments.

2	Legg Mason Global Infrastructure ETF 2021 Quarterly Report

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Electric Utilities - (continued)
NRG Energy Inc.	392	$16,233
OGE Energy Corp.	498	15,199
PG&E Corp.	1,241	14,185	*
Pinnacle West Capital Corp.	284	21,371
Power Assets Holdings Ltd.	9,042	48,161
PPL Corp.	1,296	35,860
Red Electrica Corp. SA	3,169	60,291
Southern Co.	2,668	157,199
Spark Infrastructure Group	12,657	21,364
SSE PLC	5,691	115,973
Tenaga Nasional Bhd	22,467	53,632
Terna Rete Elettrica Nazionale SpA	10,134	73,797
Tohoku Electric Power Co. Inc.	2,445	20,948
Transmissora Alianca de Energia Eletrica SA	2,524	14,877
Xcel Energy Inc.	1,768	113,134

Total Electric Utilities		2,757,649

Gas Utilities - 3.3%
APA Group	6,469	48,591
Atmos Energy Corp.	316	28,124
China Resources Gas Group Ltd.	2,950	14,762
Enagas SA	1,610	35,550
ENN Energy Holdings Ltd.	974	15,099
Italgas SpA	3,277	19,715
Naturgy Energy Group SA	2,051	53,100
Snam SpA	10,548	55,462
Toho Gas Co. Ltd.	210	12,336

Total Gas Utilities		282,739

Independent Power and Renewable Electricity Producers - 0.4%
Northland Power Inc.	470	17,237
Vistra Corp.	769	15,357

Total Independent Power and Renewable Electricity Producers		32,594

Multi-Utilities - 10.7%
Algonquin Power & Utilities Corp.	1,492	24,889
Ameren Corp.	622	45,232
Canadian Utilities Ltd., Class A Shares	671	16,604
CMS Energy Corp.	961	54,662
Consolidated Edison Inc.	864	61,154
DTE Energy Co.	438	51,999
E.ON SE	9,752	103,430
Engie SA	7,671	119,476	*

See Notes to Schedule of Investments.

Legg Mason Global Infrastructure ETF 2021 Quarterly Report	3

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Multi-Utilities - (continued)
National Grid PLC	25,652	$299,415
NiSource Inc.	965	21,375
Public Service Enterprise Group Inc.	1,278	72,118
Suez SA	757	15,589
Veolia Environnement SA	1,804	48,348

Total Multi-Utilities		934,291

Water Utilities - 1.4%
Guangdong Investment Ltd.	10,821	19,008
Severn Trent PLC	1,649	52,353
United Utilities Group PLC	3,710	46,982

Total Water Utilities		118,343

TOTAL UTILITIES		4,125,616

TOTAL INVESTMENTS - 99.0% (Cost - $8,409,252)		8,624,828
Other Assets in Excess of Liabilities - 1.0%		90,511

TOTAL NET ASSETS - 100.0%		$8,715,339

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:

FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	Legg Mason Global Infrastructure ETF 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Global Infrastructure ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the RARE Global Infrastructure Index (the “Underlying Index”). The Underlying Index is constructed from global infrastructure-related equity securities and utilizes a proprietary methodology created and sponsored by ClearBridge RARE Infrastructure (North America) Pty Limited (“RARE”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds,

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Notes to Schedule of Investments (unaudited) (continued)

credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next

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Notes to Schedule of Investments (unaudited) (continued)

available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$8,624,828	—	—	$8,624,828

Total Investments	$8,624,828	—	—	$8,624,828

†	See Schedule of Investments for additional detailed categorizations.

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